Trading assets and liabilities	6 Months Ended
Jun. 30, 2022
Trading assets and liabilities
15 Trading assets and liabilities
end of	2Q22	1Q22	4Q21
Trading assets (CHF million)
Debt securities	57,030	52,565	54,198
Equity securities	24,711	34,097	36,546
Derivative instruments [1]	16,069	16,810	17,559
Other	3,285	3,499	2,838
Trading assets	101,095	106,971	111,141
Trading liabilities (CHF million)
Short positions	14,015	15,818	16,689
Derivative instruments [1]	15,952	12,366	10,846
Trading liabilities	29,967	28,184	27,535
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	2Q22	1Q22	4Q21
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	13,707	14,881	17,869
Cash collateral received	10,522	10,027	12,056
Cash collateral on derivatives instruments– not netted (CHF million) [2]
Cash collateral paid	9,674	9,262	7,659
Cash collateral received	5,065	5,016	5,533
1 Recorded as cash collateral netting on derivative instruments in Note 24 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 21 – Other assets and other liabilities.

Bank
Trading assets and liabilities
14 Trading assets and liabilities
end of	6M22	2021
Trading assets (CHF million)
Debt securities	57,130	54,297
Equity securities	24,748	36,606
Derivative instruments [1]	16,069	17,559
Other	3,285	2,837
Trading assets	101,232	111,299
Trading liabilities (CHF million)
Short positions	14,015	16,693
Derivative instruments [1]	15,952	10,846
Trading liabilities	29,967	27,539
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	6M22	2021
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	13,707	17,869
Cash collateral received	11,102	12,056
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	9,674	7,659
Cash collateral received	5,102	5,533
1 Recorded as cash collateral netting on derivative instruments in Note 23 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 20 – Other assets and other liabilities.